Guarantor Subsidiaries (Schedule Of Guarantor Obligations, Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 1,652,788	$ 1,583,352	$ 1,604,386	$ 1,320,826	$ 6,246,884	$ 6,161,352	$ 5,865,685
Operating Expenses [Abstract]
Direct operating expenses	650,495	624,526	607,095	614,434	635,789	654,163	630,015	584,069	2,496,550	2,504,036	2,381,647
Selling, general and administrative expenses	431,841	419,855	398,123	423,628	421,952	402,160	420,436	372,710	1,673,447	1,617,258	1,570,212
Corporate expenses	76,861	70,811	71,158	69,198	64,016	54,247	56,486	52,347	288,028	227,096	284,042
Depreciation and amortization	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	729,285	763,306	732,869
Impairment charges	37,651	0	0	0	7,614	0	0	0	37,651	7,614	15,364
Other operating income (expense) - net	968	42,118	1,917	3,124	(771)	(6,490)	3,229	16,714	48,127	12,682	(16,710)
Operating income (loss)	310,726	331,907	346,196	81,221	330,224	268,760	311,037	144,703	1,070,050	1,054,724	864,841
Interest (income) expense, net	400,930	388,210	385,867	374,016	368,397	369,233	358,950	369,666	1,549,023	1,466,246	1,533,341
Loss on marketable securities	(4,580)	0	0	0	(4,827)	0	0	0	(4,580)	(4,827)	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates	6,643	3,663	4,696	3,555	13,502	5,210	5,271	2,975	18,557	26,958	5,702
Loss on debt extinguishment	(239,556)	0	0	(15,167)	0	4,274	0	(5,721)	(254,723)	(1,447)	60,289
Other income (expense) - net	1,929	824	(1,397)	(1,106)	(5,370)	3,033	(4,517)	3,685	250	(3,169)	(13,834)
Income (loss) before income taxes	(325,768)	(51,816)	(36,372)	(305,513)	(34,868)	(87,956)	(47,159)	(224,024)	(719,469)	(394,007)	(622,833)
Income tax benefit (expense)	128,986	13,232	8,663	157,398	3,468	20,665	9,184	92,661	308,279	125,978	159,980
Consolidated net income (loss)	(196,782)	(38,584)	(27,709)	(148,115)	(31,400)	(67,291)	(37,975)	(131,363)	(411,190)	(268,029)	(462,853)
Less amount attributable to noncontrolling interest	(5,518)	11,977	11,316	(4,486)	11,627	6,765	15,204	469	13,289	34,065	16,236
Net income (loss) attributable to the Company	(191,264)	(50,561)	(39,025)	(143,629)	(43,027)	(74,056)	(53,179)	(131,832)	(424,479)	(302,094)	(479,089)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									40,242	(29,647)	26,301
Unrealized gain (loss) on marketable securities									23,103	(224)	17,187
Unrealized holding gain (loss) on cash flow derivatives									52,112	33,775	15,112
Reclassification adjustment									3,180	3,787	14,750
Comprehensive income (loss)									(305,842)	(294,403)	(405,739)
Less amount attributable to noncontrolling interest									5,878	4,324	8,857
Comprehensive income (loss) attributable to the Company									(311,720)	(298,727)	(414,596)
Parent Company [Member]
Operating Expenses [Abstract]
Corporate expenses									10,829	10,878	12,274
Operating income (loss)									(10,829)	(10,878)	(12,274)
Interest (income) expense, net										13	17
Equity in earnings (loss) of nonconsolidated affiliates									(329,817)	(223,915)	(454,779)
Other income (expense) - net										(1)	(1)
Income (loss) before income taxes									(340,646)	(234,807)	(467,071)
Income tax benefit (expense)									3,972	3,985	4,508
Consolidated net income (loss)									(336,674)	(230,822)	(462,563)
Net income (loss) attributable to the Company									(336,674)	(230,822)	(462,563)
Other comprehensive income (loss), net of tax:
Reclassification adjustment									2
Equity in subsidiary comprehensive income (loss)									107,179	5,518	64,493
Comprehensive income (loss)									(229,493)	(225,304)	(398,070)
Comprehensive income (loss) attributable to the Company									(229,493)	(225,304)	(398,070)
Subsidiary Issuer [Member]
Operating Expenses [Abstract]
Corporate expenses											28
Operating income (loss)											(28)
Interest (income) expense, net									1,307,703	1,360,995	1,415,932
Loss on marketable securities									(1)
Equity in earnings (loss) of nonconsolidated affiliates									492,819	629,915	428,976
Loss on debt extinguishment									(33,652)	(5,721)
Other income (expense) - net									(1)	1	(1)
Income (loss) before income taxes									(848,538)	(736,800)	(986,985)
Income tax benefit (expense)									518,721	512,885	532,206
Consolidated net income (loss)									(329,817)	(223,915)	(454,779)
Net income (loss) attributable to the Company									(329,817)	(223,915)	(454,779)
Other comprehensive income (loss), net of tax:
Unrealized holding gain (loss) on cash flow derivatives									52,112	33,775	15,112
Reclassification adjustment									(2)
Equity in subsidiary comprehensive income (loss)									55,069	(28,257)	49,381
Comprehensive income (loss)									(222,638)	(218,397)	(390,286)
Comprehensive income (loss) attributable to the Company									(222,638)	(218,397)	(390,286)
Guarantor Subsidiaries [Member]
Revenue									3,288,779	3,121,308	3,044,866
Operating Expenses [Abstract]
Direct operating expenses									883,190	849,834	818,001
Selling, general and administrative expenses									1,090,006	1,062,726	1,060,262
Corporate expenses									171,771	125,964	164,144
Depreciation and amortization									328,633	327,240	317,761
Impairment charges											3,871
Other operating income (expense) - net									(2,825)	4,091	7,043
Operating income (loss)									812,354	759,635	687,870
Interest (income) expense, net									23,143	2,370	379
Loss on marketable securities									(2,001)
Equity in earnings (loss) of nonconsolidated affiliates									(174,774)	54,407	(80,040)
Loss on debt extinguishment										(1)
Other income (expense) - net									3,960	590	(2,496)
Income (loss) before income taxes									616,396	812,261	604,955
Income tax benefit (expense)									(246,380)	(274,930)	(283,171)
Consolidated net income (loss)									370,016	537,331	321,784
Less amount attributable to noncontrolling interest									(10,613)	13,792	5,130
Net income (loss) attributable to the Company									380,629	523,539	316,654
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									(399)	1,267	(903)
Unrealized gain (loss) on marketable securities									25,676	4,610	24,996
Equity in subsidiary comprehensive income (loss)									33,967	(38,702)	26,528
Comprehensive income (loss)									439,873	490,714	367,275
Less amount attributable to noncontrolling interest									4,175	(4,594)	1,240
Comprehensive income (loss) attributable to the Company									435,698	495,308	366,035
Non-Guarantor Subsidiaries [Member]
Revenue									2,974,108	3,059,676	2,824,400
Operating Expenses [Abstract]
Direct operating expenses									1,621,341	1,660,786	1,564,515
Selling, general and administrative expenses									591,463	567,580	512,662
Corporate expenses									105,428	90,254	107,596
Depreciation and amortization									400,652	436,066	415,108
Impairment charges									37,651	7,614	11,493
Other operating income (expense) - net									50,952	8,591	(23,753)
Operating income (loss)									268,525	305,967	189,273
Interest (income) expense, net									139,824	27,321	40,198
Loss on marketable securities									(2,578)	(4,827)	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates									19,464	26,987	5,749
Loss on debt extinguishment									(221,071)
Other income (expense) - net									5,743	(3,759)	(11,336)
Income (loss) before income taxes									(69,741)	297,047	136,998
Income tax benefit (expense)									31,966	(115,962)	(93,563)
Consolidated net income (loss)									(37,775)	181,085	43,435
Less amount attributable to noncontrolling interest									23,902	20,273	11,106
Net income (loss) attributable to the Company									(61,677)	160,812	32,329
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									40,641	(30,914)	27,204
Unrealized gain (loss) on marketable securities									(8,151)	(2,874)	(7,809)
Reclassification adjustment									3,180	3,787	14,750
Comprehensive income (loss)									(26,007)	130,811	66,474
Less amount attributable to noncontrolling interest									1,703	8,918	7,617
Comprehensive income (loss) attributable to the Company									(27,710)	121,893	58,857
Eliminations [Member]
Revenue									(16,003)	(19,632)	(3,581)
Operating Expenses [Abstract]
Direct operating expenses									(7,981)	(6,584)	(869)
Selling, general and administrative expenses									(8,022)	(13,048)	(2,712)
Interest (income) expense, net									78,353	75,547	76,815
Equity in earnings (loss) of nonconsolidated affiliates									10,865	(460,436)	105,796
Loss on debt extinguishment										4,275	60,289
Other income (expense) - net									(9,452)	0	0
Income (loss) before income taxes									(76,940)	(531,708)	89,270
Consolidated net income (loss)									(76,940)	(531,708)	89,270
Net income (loss) attributable to the Company									(76,940)	(531,708)	89,270
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities									5,578	(1,960)
Equity in subsidiary comprehensive income (loss)									(196,215)	61,441	(140,402)
Comprehensive income (loss)									(267,577)	(472,227)	(51,132)
Comprehensive income (loss) attributable to the Company									$ (267,577)	$ (472,227)	$ (51,132)